Segment information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment information	Segment information
The segment information disclosed in these Consolidated Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses, cell therapies to treat ocular diseases and a comprehensive portfolio of ocular health products, including products for dry eye, ocular allergies, glaucoma and contact lens care, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation and the selected accounting policies mentioned in Note 2 are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments based on net sales and segment contribution, which is the single measure of segment profitability.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, transformation costs, fair value adjustments to contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, acquisition and integration related costs, certain acquisition and divestment related items, product discontinuation costs, fair value adjustments of financial assets in the form of options to acquire a company carried at FVPL, net gains and losses on fund investments and equity securities valued at FVPL, fair value remeasurements of investments in associated companies, restructuring costs, legal provisions and settlements and other income and expense items not attributed to a specific segment.
Net sales and other revenues by segment

($ millions)	2025	2024	2023
Surgical
Implantables	1,782	1,775	1,703
Consumables	3,028	2,861	2,719
Equipment/other	941	886	892
Total Surgical net sales	5,751	5,522	5,314
Vision Care
Contact lenses	2,770	2,609	2,400
Ocular health	1,798	1,705	1,656
Total Vision Care net sales	4,568	4,314	4,056
Total net sales	10,319	9,836	9,370
Surgical other revenues	3	4	—
Vision Care other revenues	79	71	85
Total other revenues	82	75	85
Total net sales and other revenues	10,401	9,911	9,455
Segment contribution and reconciliation to income before taxes
The below table summarizes segment contribution, including material items of income and expense as required by IFRS 8, Operating Segments, and the associated International Financial Reporting Interpretations Committee agenda decision published in July 2024. The below table also includes a reconciliation of segment contribution to Income before taxes.

	Surgical			Vision Care			Not allocated to segments			Total
($ millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Net sales	5,751	5,522	5,314	4,568	4,314	4,056	—	—	—	10,319	9,836	9,370
Other revenues	3	4	—	79	71	85	—	—	—	82	75	85
Cost of net sales	(2,167)	(2,014)	(1,898)	(1,649)	(1,605)	(1,535)	(776)	(709)	(708)	(4,592)	(4,328)	(4,141)
Cost of other revenues	(3)	(4)	—	(61)	(67)	(67)	—	—	—	(64)	(71)	(67)
Selling, general & administration	(1,527)	(1,461)	(1,435)	(1,587)	(1,467)	(1,473)	(335)	(322)	(301)	(3,449)	(3,250)	(3,209)
Research & development	(597)	(580)	(527)	(369)	(284)	(289)	(24)	(12)	(12)	(990)	(876)	(828)
Other income	—	—	—	—	—	—	169	77	80	169	77	80
Other expense	—	—	—	—	—	—	(115)	(50)	(251)	(115)	(50)	(251)
Segment contribution and Operating income	1,460	1,467	1,454	981	962	777	(1,081)	(1,016)	(1,192)	1,360	1,413	1,039
Interest expense							(204)	(192)	(189)	(204)	(192)	(189)
Other financial income & expense							22	43	(18)	22	43	(18)
Share of (loss) from associated companies							(18)	(8)	—	(18)	(8)	—
Income before taxes										1,160	1,256	832
Included in segment contribution are:

($ millions)	2025	2024	2023
Depreciation of property, plant & equipment:
Surgical	(163)	(147)	(144)
Vision Care	(250)	(241)	(237)
Not allocated to segments	(4)	(4)	(4)
Total depreciation of property, plant & equipment	(417)	(392)	(385)

Depreciation of right-of-use assets:
Surgical	(52)	(50)	(49)
Vision Care	(36)	(33)	(42)
Not allocated to segments	(1)	—	—
Total depreciation of right-of-use assets	(89)	(83)	(91)

Impairment charges on property, plant & equipment, net:
Surgical	—	(1)	—
Total impairment charges on property, plant & equipment, net	—	(1)	—

Equity-based compensation:
Surgical	(81)	(81)	(78)
Vision Care	(68)	(58)	(64)
Not allocated to segments	(22)	(23)	(17)
Total equity-based compensation	(171)	(162)	(159)
Geographical information
The below table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2025, 2024 and 2023, and for selected non-current assets at December 31, 2025 and 2024.

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2025		2024		2023		2025		2024

Country
United States	4,657	45%	4,511	46%	4,312	46%	12,454	53%	11,380	51%
International	5,662	55%	5,325	54%	5,058	54%	11,029	47%	10,991	49%
thereof:
Switzerland (country of domicile)	71	1%	79	1%	64	1%	8,452	36%	8,800	39%
Japan	609	6%	554	6%	583	6%	33	—%	28	—%
China	570	6%	560	6%	526	6%	19	—%	21	—%
Other	4,412	43%	4,132	42%	3,885	41%	2,525	11%	2,142	10%
Company total	10,319	100%	9,836	100%	9,370	100%	23,483	100%	22,371	100%
(1)International percentages may not sum due to rounding.
(2)Net sales by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.
No customer accounted for 10% or more of Alcon's net sales.